Amplify Thematic All-Stars ETF
Schedule of Investments
January 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.6%
Communication Services - 10.0%
Activision Blizzard, Inc.	422	$33,342
Alphabet, Inc. - Class A (a)	124	335,553
Baidu, Inc. - Class A (a)	2,598	47,912
Electronic Arts, Inc.	224	29,716
Meta Platforms, Inc. - Class A (a)	494	154,750
Netflix, Inc. (a)	135	57,664
ROBLOX Corp. - Class A (a)	775	51,041
Roku, Inc. (a)	461	75,627
Sea Ltd. - ADR (a)	402	60,425
Snap, Inc. - Class A (a)	1,976	64,299
Spotify Technology SA (a)	553	108,532
Tencent Holdings Ltd.	1,742	105,446
Twitter, Inc. (a)	3,219	120,745
		1,245,052
Consumer Discretionary - 11.0%
Alibaba Group Holding Ltd. (a)	6,280	91,813
Amazon.com, Inc. (a)	100	299,147
Aptiv PLC (a)	362	49,442
BYD Co. Ltd. - Class H	1,023	29,047
DraftKings, Inc. - Class A (a)	1,603	35,410
Etsy, Inc. (a)	258	40,527
JD.com, Inc. - Class A (a)	83	2,974
MercadoLibre, Inc. (a)	42	47,547
NIO, Inc. - ADR (a)	3,767	92,329
Tesla, Inc. (a)	675	632,286
XPeng, Inc. - Class A (a)	3,328	53,307
		1,373,829
Financials - 2.5%
Coinbase Global, Inc. - Class A (a)	1,360	258,604
Robinhood Markets, Inc. - Class A (a)	2,175	30,776
Upstart Holdings, Inc. (a)	198	21,584
		310,964
Health Care - 3.9%
Agilent Technologies, Inc.	203	28,282
Beam Therapeutics, Inc. (a)	346	23,947
CRISPR Therapeutics AG (a)	527	33,596
Danaher Corp.	246	70,304
Exact Sciences Corp. (a)	411	31,384
Illumina, Inc. (a)	77	26,859
Intellia Therapeutics, Inc. (a)	514	48,609
Intuitive Surgical, Inc. (a)	272	77,297
Teladoc Health, Inc. (a)	2,000	153,420
		493,698
Industrials - 7.0%
ABB Ltd.	3,071	104,593
Array Technologies, Inc. (a)	2,838	29,913
Ballard Power Systems, Inc. (a)	5,832	60,805
Bloom Energy Corp. - Class A (a)	2,092	31,547
ChargePoint Holdings, Inc. (a)	1,805	24,999
Evoqua Water Technologies Corp. (a)	869	35,194
FANUC Corp.	197	38,400
Pentair PLC	584	37,201
Plug Power, Inc. (a)	5,396	118,011
Roper Technologies, Inc.	72	31,476
Shoals Technologies Group, Inc. - Class A (a)	2,002	33,754
Siemens Gamesa Renewable Energy SA (a)	1,234	26,414
Sunrun, Inc. (a)	4,739	122,882
Tetra Tech, Inc.	203	28,256
Vestas Wind Systems A/S	3,204	85,418
Xylem, Inc./NY	645	67,738
		876,601
Information Technology - 59.7%
3D Systems Corp. (a)	1,584	28,354
Accenture PLC - Class A	153	54,098
Adobe, Inc. (a)	97	51,827
Advanced Micro Devices, Inc. (a)	1,153	131,730
Adyen NV (a) (b)	23	46,126
Akamai Technologies, Inc. (a)	1,398	160,141
Ambarella, Inc. (a)	169	23,685
Analog Devices, Inc.	420	68,867
Apple, Inc.	600	104,868
Arista Networks, Inc. (a)	293	36,423
Atlassian Corp. PLC - Class A (a)	83	26,920
Autodesk, Inc. (a)	193	48,209
Block, Inc. (a)	2,172	265,614
Canadian Solar, Inc. (a)	1,317	36,863
Check Point Software Technologies Ltd. (a)	548	66,313
Cisco Systems, Inc.	3,358	186,940
Citrix Systems, Inc.	324	33,029
Cloudflare, Inc. - Class A (a)	983	94,761
Crowdstrike Holdings, Inc. - Class A (a)	1,076	194,369
CyberArk Software Ltd. (a)	280	38,402
Daqo New Energy Corp. - ADR (a)	1,059	42,487
Datadog, Inc. - Class A (a)	160	23,378
DocuSign, Inc. (a)	496	62,382
Dropbox, Inc. - Class A (a)	1,875	46,406
Enphase Energy, Inc. (a)	2,456	344,994
F5, Inc. (a)	170	35,295
Fastly, Inc. - Class A (a)	850	24,361
First Solar, Inc. (a)	2,649	207,629
Fortinet, Inc. (a)	345	102,548
Infineon Technologies AG	802	32,667
Intel Corp.	1,559	76,110
International Business Machines Corp.	547	73,063
Intuit, Inc.	74	41,087
Itron, Inc. (a)	935	57,970
JinkoSolar Holding Co. Ltd. - ADR (a)	1,027	45,322
Juniper Networks, Inc.	1,775	61,806
Keyence Corp.	55	27,795
Mandiant, Inc. (a)	3,614	54,535
Mastercard, Inc. - Class A	95	36,706
Microsoft Corp.	808	251,272
MicroStrategy, Inc. (a)	81	29,809
Mimecast Ltd. (a)	984	78,435
MongoDB, Inc. (a)	72	29,168
NVIDIA Corp.	2,443	598,193
NXP Semiconductors NV	329	67,590
Okta, Inc. (a)	741	146,637
ON Semiconductor Corp. (a)	1,468	86,612
Oracle Corp.	813	65,983
Palantir Technologies, Inc. - Class A (a)	3,456	47,382
Palo Alto Networks, Inc. (a)	393	203,338
PayPal Holdings, Inc. (a)	826	142,022
PTC, Inc. (a)	242	28,135
QUALCOMM, Inc.	706	124,087
Qualys, Inc. (a)	653	83,675
Rapid7, Inc. (a)	395	38,050
Sailpoint Technologies Holdings, Inc. (a)	562	21,744
salesforce.com, Inc. (a)	435	101,194
Samsung SDI Co. Ltd.	155	75,089
ServiceNow, Inc. (a)	98	57,406
Shopify, Inc. - Class A (a)	203	195,741
Skyworks Solutions, Inc.	217	31,795
Snowflake, Inc. (a)	94	25,935
SolarEdge Technologies, Inc. (a)	1,232	293,487
Splunk, Inc. (a)	1,137	140,897
STMicroelectronics NV	861	39,804
SunPower Corp. (a)	3,085	51,766
Tenable Holdings, Inc. (a)	1,418	72,885
Teradyne, Inc.	208	24,425
Trend Micro, Inc./Japan (a)	630	33,133
Trimble, Inc. (a)	1,151	83,056
Twilio, Inc. - Class A (a)	1,056	217,663
UiPath, Inc. - Class A (a)	3,468	126,686
Unity Software, Inc. (a)	1,187	124,813
Varonis Systems, Inc. (a)	1,142	42,551
Visa, Inc. - Class A	147	33,247
VMware, Inc.	951	122,184
Workday, Inc. - Class A (a)	214	54,144
Xinyi Solar Holdings Ltd.	48,651	77,367
Zoom Video Communications, Inc. - Class A (a)	906	139,778
Zscaler, Inc. (a)	672	172,778
		7,474,036
Materials - 1.6%
Albemarle Corp.	500	110,370
Ecolab, Inc.	308	58,351
Livent Corp. (a)	1,411	32,467
		201,188
Real Estate - 1.7%
American Tower Corp. (c)	153	38,480
Crown Castle International Corp. (c)	253	46,175
Digital Realty Trust, Inc. (c)	265	39,546
Equinix, Inc. (c)	119	86,263
		210,464
Utilities - 2.2%
American Water Works Co., Inc.	340	54,672
Atlantica Sustainable Infrastructure PLC	1,037	33,837
Essential Utilities, Inc.	549	26,758
Iberdrola SA	2,567	29,236
Ormat Technologies, Inc.	654	44,577
Orsted AS (b)	429	45,180
Sunnova Energy International, Inc. (a)	2,265	44,530
		278,790
Total Common Stocks (Cost $15,202,356)		12,464,622

PREFERRED STOCKS - 0.2%
Materials - 0.2%
Sociedad Quimica y Minera de Chile SA - Class B	560	29,942
Total Preferred Stocks (Cost $28,898)		29,942

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (d)	25,567	25,567
Total Money Market Funds (Cost $25,567)		25,567
Total Investments - 100.0%
(Cost $15,256,821)		$12,520,131

Percentages are based on Net Assets of $12,516,195.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At January 31, 2022 the value of these securities amounted to $91,306 or 0.7% of net assets.

(c)	Real Estate Investment Trust.
(d)	Seven-day yield as of January 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$12,464,622
Preferred Stocks	29,942
Money Market Funds	25,567
Total Level 1	12,520,131
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$12,520,131

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2022, there were no transfers into or out of Level 3 for the Fund.